Cover Page	Aug. 09, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2024
Entity Registrant Name	NORTHWEST NATURAL HOLDING COMPANY
Amendment Flag	false
Entity Central Index Key	0001733998
Entity File Number	1-38681
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	82-4710680
Entity Address, Address Line One	250 SW Taylor Street
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
City Area Code	503
Local Phone Number	226-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Northwest Natural Gas Company [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2024
Entity Registrant Name	NORTHWEST NATURAL GAS COMPANY
Amendment Flag	false
Entity Central Index Key	0000073020
Entity File Number	1-15973
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0256722
Entity Address, Address Line One	250 SW Taylor Street
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
City Area Code	503
Local Phone Number	226-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false